Form N-1A Supplement	Jun. 23, 2025
Invesco International Diversified Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED JUNE 23, 2025 TO THE CURRENT SUMMARY AND STATUTORY PROSPECTUSES FOR:

Invesco International Diversified Fund

(the “Fund”)

This supplement amends the Summary and Statutory Prospectuses of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in connection with the Summary and Statutory Prospectuses and retain it for future reference.

Certain of the Underlying Funds in which the Fund invests are undergoing name and/or investment process changes, effective as further described below. In addition, the Fund is adding Invesco International Growth Focus ETF (effective June 23, 2025) and Invesco International Value Fund (effective on or about August 22, 2025) as Underlying Funds in which the Fund may invest.